Loans, Financings and Debentures - Summary of Guarantees of the Debtor Balance on Loans and Financings (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 14,398	R$ 15,179
Shares [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,390
Without Guarantee [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	195
Financial guarantee contracts [member] | Promissory Notes And Sureties [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,850
Financial guarantee contracts [member] | Receivables [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 3,963